Pension benefits Assumptions Used In Calculation of Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Rate of compensation increase at the end of year	3.75%	3.50%	4.00%
Discount rate at the end of year	4.00%	4.20%	3.90%
Prescribed pension index factor	1.40%	1.40%	1.10%
Expected return on plan assets for the year	4.40%	4.00%	4.80%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	3.50%	3.25%	3.75%